(Losses)/Earnings per Common Share	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
(LOSSES)/EARNINGS PER COMMON SHARE [Text Block]
NOTE 21: (LOSSES)/EARNINGS PER COMMON SHARE

Basic and diluted net (losses)/earnings per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted (losses)/earnings per share for each of the years ended December 31, 2011, 2010 and 2009, are as follows:
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net (loss)/income attributable to Navios Logistics' stockholders	$(196)	$5,600	$5,351
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net (losses)/earnings per share from continuing operations:
Basic	$(0.0098)	$0.2800	$0.2676
Diluted	$(0.0098)	$0.2800	$0.2676
      At December 31, 2011, 2010 and 2009, the Company had no dilutive or potentially dilutive securities , accordingly there is no difference between basic and diluted net (losses)/earnings per share.